Note 4 - Short-term Borrowings (Tables)	6 Months Ended
Jun. 30, 2016
Notes Tables
Schedule of Short-term Debt [Table Text Block]
‘000 Euros	Amount	Maturation	Interest rate
EDAP-TMS France SAS	1,000	November 19, 2015	Euribor + 0,7%